Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of guarantees in favor of third parties	We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Guarantees in favor of customers
Guarantees to Northern Ocean (1)	150	100
Guarantees to Sonadrill (2)	400	50
Total	550	150

(1)	Guarantees in favor of customers are performance guarantees provided on behalf of Northern Ocean of $150 million (December 31, 2020: $100 million) for a contract that matures in 2022.
(2)
Guarantees in favor of customers are performance guarantees provided on behalf of Sonadrill of $400 million (December 31, 2020: $50 million). Contract maturity in November 2022 ($50 million) and March 2023 ($350 million).